UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund: BlackRock Preferred Partners LLC (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	(Percentages shown are based on Members’ Capital)

Portfolio Funds	Value
Directional Trading — 25.1%
Crabel Fund SPC Ltd. Segregated Portfolio AA, Alternative Fee:
Series 123	$1,208,244
Series 122	776,129
D.E. Shaw Oculus International Fund, Liquidity Class	2,408,006
Ellington Quantitative Macro Fund Ltd., Class A, Founder:
Series 05-2015	1,793,149
Series 03-2016	319,805
Series 04-2016	273,399
Graticule Asia Macro Fund Ltd. (FKA Fortress Asia Macro Fund Ltd.), Class A, Series 05-2011	3,840,643
QMS Diversified Global Macro Offshore Fund Ltd., Class NV:
Series 01-2014	1,128,629
Series 02-2014	570,157
Series 03-2014	285,638

12,603,799

Event Driven — 12.2%
Jet Capital Concentrated Offshore Fund, Ltd., Class E, Non-Voting Shares, Series 1, 06-2011	1,974,004
Pentwater Event Fund, Ltd., Class F-NV-U, Initial Series	4,130,674

6,104,678

Fundamental Long/Short — 37.7%
Anchor Bolt Offshore Fund Ltd., Class A1, Series 1	2,007,780
GCM Offshore Equity Partners LP, Class A	1,365,061
Glenview Capital Partners (Cayman), Ltd., Class G/84	2,247,872
Hitchwood Capital Fund Ltd., Series A1, 07/2014	1,865,584
Myriad Opportunities Offshore Fund, Ltd., Class B, Series 40	4,000,366
Myriad Opportunities Offshore Fund, Ltd., Class TPI1, Series B 40	143,039
Myriad Opportunities Offshore Fund, Ltd., Class TPI2, Series B 40	151,581
One William Street Capital Offshore Fund, Ltd., Class DD Initial Series AA	2,416,745
Panning Overseas Fund, Ltd., Series A-1, Initial Series	2,312,359
Pelham Long/Short Fund, Ltd., Class A	2,387,876

18,898,263

Portfolio Funds	Value
Relative Value — 25.6%
BG Fund, Class D	$3,702,879
Citadel Global Fixed Income Fund, Ltd., Class A	2,387,634
Magnetar Capital Fund II, Ltd., Class G:
Series 14	712,783
Series 15	216,087
Series 16	177,639
Series 18	451,406
Series 21	93,334
Pine River Liquid Rates Fund, Ltd., Class Q-A, Series 29	2,347,987
Stratus Feeder LP, Series 1.5	2,727,276

12,817,025
Total Investments (Cost $41,215,739*) — 100.6%	50,423,765
Liabilities in Excess of Other Assets — (0.6)%	(317,039)

Members’ Capital — 100.0%	$50,106,726

Notes to Schedule of Investments

*	As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$49,210,360

Gross unrealized appreciation	1,272,148
Gross unrealized depreciation	(58,743)

Net unrealized appreciation	$1,213,405

BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2016	1

Schedule of Investments (concluded)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs).

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

As of December 31, 2016, certain of the Fund’s investments were valued using net asset value per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

During the period ended December 31, 2016, there were no transfers between levels.

2	BLACKROCK PREFERRED PARTNERS LLC	DECEMBER 31, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Preferred Partners LLC

Date: February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of BlackRock Preferred Partners LLC

Date: February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of BlackRock Preferred Partners LLC

Date: February 22, 2017